THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND

November 29, 2006

To the Shareholders of
The Pacific Corporate Group Private Equity Fund

Enclosed herewith are the restated audited financial statements of The Pacific Corporate Group Private Equity Fund (the “Trust”) for the fiscal year ended March 31, 2006 and for the quarter ended June 30, 2006.

Subsequent to issuance of its March 31, 2006 financial statements, the Trust determined that for certain Direct Investments held by the Taxable Subsidiaries, income tax provisions for the fiscal year ended March 31, 2006 and certain prior fiscal years had not been properly accounted for on the financial statements. The cumulative effect of the restatement adjustments reduces the net asset value of the Trust as of March 31, 2006 from $422.71 to $411.10 ($11.61 or 2.8%) per share of beneficial interest.

Should you have any questions, please contact Samantha M. Sacks, Director of Finance and Accounting, at (858) 456-6000.

Yours truly,

Pacific Corporate Group LLC
Advisor Trustee

1200 PROSPECT STREET SUITE 200 • LA JOLLA CALIFORNIA • 92037
PHONE: (858) 456-6000 • FAX: (858) 456-6018

THE PACIFIC CORPORATE GROUP
PRIVATE EQUITY FUND

Interim Report
June 30, 2006
Restated

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
CONSOLIDATED BALANCE SHEET (Unaudited) (AS RESTATED, NOTE 7)

June 30, 2006

Assets

Portfolio investments at fair value (cost $29,968,629)	$34,568,073
Cash - interest bearing	12,069,575
Deposits in escrow	452,055
Deferred compensation plan assets, at market value	219,011
Accrued interest receivable	38,434
Foreign withholding taxes due from partners	61,600
Prepaid expenses and other assets	32,598

Total Assets	$47,441,346

Liabilities and Shareholders’ Equity

Liabilities:
Income taxes payable	$1,436,268
Deferred compensation plan - due to Independent Trustees	219,011
Deferred tax liability	25,000
Accounts payable and accrued expenses:
Legal	137,945
Audit and tax	54,500
Due to Independent Trustees	197,020
Other	2,254
Total liabilities	2,071,998

Shareholders’ equity:
Shares of beneficial interest, shares authorized are unlimited;
108,659.8075 shares issued and outstanding:
Adviser Trustee (500 shares)	208,770
Beneficial Shareholders (108,159.8075 shares)	45,160,578
Total shareholders’ equity	45,369,348

Total Liabilities and Shareholders’ Equity	$47,441,346

Net asset value per share	$417.54

The accompanying notes are an integral part of these consolidated financial statements.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
CONSOLIDATED STATEMENT OF OPERATIONS (Unaudited) (AS RESTATED, NOTE 7)
For the Three Months Ended June 30, 2006

Investment Income and Expenses

Interest from short-term investments	$93,189

Expenses:
Management fee	111,935
Legal fees	117,264
Audit and tax fees	29,625
Administrative fees	26,386
Independent Trustee fees	19,867
Insurance expense	16,944
Other expenses	10,956
Total expenses	332,977

Net investment loss	(239,788)

Net Change in Shareholders’ Equity from Portfolio Investments

Net realized gain from Direct Investments	589,496
Net change in shareholders’ equity from Direct Investments	589,496

Change in net unrealized appreciation of Indirect Investments	(727,173)
Distributions of realized gain and income received from Indirect Investments	1,278,831
Net change in shareholders’ equity from Indirect Investments	551,658

Net change in shareholders’ equity from Portfolio Investments before tax	1,141,154

Provision for income taxes on investment gains	(202,000)

Net change in shareholders’ equity from Portfolio Investments after tax	939,154

Net Increase in Shareholders’ Equity from Operations	$699,366

The accompanying notes are an integral part of these consolidated financial statements.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS’ EQUITY (Unaudited)
(AS RESTATED, NOTE 7)
For the Three Months Ended June 30, 2006

Adviser	Beneficial
Trustee	Shareholders	Total

Shareholders’ equity as of April 1, 2006	$205,551	$44,464,431	$44,669,982

Increase (decrease) in shareholders’ equity
from operations:
Net investment loss	(1,103)	(238,685)	(239,788)
Realized gain from investments - net (C)	2,713	586,783	589,496
Distributions of realized gain and income
received from Indirect Investments - net	5,885	1,272,946	1,278,831
Change in unrealized appreciation
on investments - net	(3,346)	(723,827)	(727,173)
Provision for income taxes on investment gains	(930)	(201,070)	(202,000)
Net increase in shareholders’ equity
from operations	3,219	696,147	699,366

Shareholders’ equity as of June 30, 2006 (A)	$208,770	$45,160,578(B)	$45,369,348

(A)	Shareholders’ equity is equivalent to the net assets of the Trust.

(B)
The net asset value per share of beneficial interest was $417.54 as of June 30, 2006. Additionally, from February 9, 1998 (commencement of operations) through June 30, 2006, the Trust made cash distributions to Beneficial Shareholders totaling $781.00 per share of beneficial interest.

(C)	Inclusive of expenses paid in connection with Indirect Investments.

The accompanying notes are an integral part of these consolidated financial statements.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
CONSOLIDATED STATEMENT OF CASH FLOWS (Unaudited) (AS RESTATED, NOTE 7)
For the Three Months Ended June 30, 2006

Cash Flows From Operating Activities

Net increase in shareholders’ equity from operations	$699,366

Adjustments to reconcile net increase in shareholders’ equity from operations to net cash provided by operating activities:

Change in net unrealized appreciation of Indirect Investments	727,173
Net capital contributed to Indirect Investments	(64,752)
Return of capital distributions received from Indirect Investments	3,400,656
Net realized gain from Direct Investments	(589,496)
Proceeds from sale of Direct Investments	363,469
Increase in accrued interest receivable	(5,444)
Increase in prepaid expenses and other assets	(23,056)
Decrease in deferred tax asset	167,000
Increase in deferred tax liability	25,000
Increase in income taxes payable	8,000
Increase in deferred compensation assets	(20,426)
Increase in accounts payable and other liabilities	258,498
Net cash provided by operating activities	4,945,988

Increase in cash	4,945,988
Cash at beginning of period	7,123,587

Cash at End of Period	$12,069,575

The accompanying notes are an integral part of these consolidated financial statements.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS (Unaudited)
(AS RESTATED, NOTE 7)
As of June 30, 2006
		Fair Value	Fair Value
Principal		% of	as a
Amount/		Shareholders’	% o f
Cost	Fair Value	Equity(c)	Net Assets(c)
Direct Investments:

Manufacturing:
ADCO Global, Inc.
Raleigh, NC
Adhesives, sealants and coatings
8,638 shares of redeemable exchangeable
cumulative preferred stock; 10% PIK dividend	$863,700	$1,200,000
1,000 shares of common stock	1,000,000	1,000,000

Total Manufacturing	1,863,700	2,200,000	4.85%	4.85%

Telecommunications:
Integra Telecom, Inc.
Portland, OR
Facilities-based, integrated communications provider
4,000,000 shares of Series F preferred stock	1,000,000	0
Warrant to purchase 71,222 shares of Class A voting
common stock at $.05 per share, expiring 1/14/10	0	0
185,000 shares of Series H preferred stock	185,000	555,000
Warrant to purchase 637,788 shares of Class A voting
common stock at $.0005 per share, expiring 7/03/12	0	0

Total Telecommunications	1,185,000	555,000	1.22%	1.22%

Total Direct Investments (A)(B)	3,048,700	2,755,000	6.07%	6.07%

Indirect Investments:

International:
CVC European Equity Partners II L.P.	1,996,300	3,269,468	7.21%	7.21%
$7,500,000 original capital commitment
.397% limited partnership interest

Hicks, Muse, Tate & Furst Latin America Fund, L.P.	1,150,435	1,167,438	2.57%	2.57%
$2,500,000 original capital commitment
.260% limited partnership interest

Total International	3,146,735	4,436,906	9.78%	9.78%

Large Corporate Restructuring:
Apollo Investment Fund IV, L.P.	2,043,796	3,293,000	7.26%	7.26%
$5,000,000 original capital commitment
.139% limited partnership interest

Hicks, Muse, Tate & Furst Equity Fund IV, L.P.	628,971	617,465	1.36%	1.36%
$5,000,000 original capital commitment
.124% limited partnership interest

Total Large Corporate Restructuring	2,672,767	3,910,465	8.62%	8.62%

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS (Unaudited)
(AS RESTATED, NOTE 7), continued
As of June 30, 2006
		Fair Value	Fair Value
Principal		% of	as a
Amount/		Shareholders’	% o f
Cost	Fair Value	Equity(c)	Net Assets(c)
Medium Corporate Restructuring:
Aurora Equity Partners II L.P.	$2,534,372	$4,706,152	10.37%	10.37%
$5,000,000 original capital commitment
.663% limited partnership interest

Fenway Partners Capital Fund II, L.P.	3,913,254	4,713,679	10.39%	10.39%
$5,000,000 original capital commitment
.550% limited partnership interest

Parthenon Investors, L.P.	2,341,191	2,240,488	4.94%	4.94%
$3,500,000 original capital commitment
.990% limited partnership interest

Thomas H. Lee Equity Fund IV, L.P.	2,442,835	2,194,161	4.84%	4.84%
$10,000,000 original capital commitment
.342% limited partnership interest

Total Medium Corporate Restructuring	11,231,652	13,854,480	30.54%	30.54%

Sector Focused:
First Reserve Fund VIII, L.P.	2,233,189	3,239,000	7.14%	7.14%
$5,000,000 original capital commitment
.616% limited partnership interest

Providence Equity Partners III, L.P.	172,478	128,325	0.28%	0.28%
Providence Equity Offshore Partners III, L.P.	29,662	5,535	0.01%	0.01%
$3,500,000 original capital commitment	202,140	133,860	0.29%	0.29%
.372% limited partnership interest

VS&A Communications Partners III, L.P.	1,164,819	1,108,659	2.44%	2.44%
$3,000,000 original capital commitment
.293% limited partnership interest

Total Sector Focused	3,600,148	4,481,519	9.87%	9.87%

Small Corporate Restructuring:
American Securities Partners II, L.P.	240,637	216,058	0.48%	0.48%
$5,000,000 original capital commitment
1.429% limited partnership interest

Sentinel Capital Partners II, L.P.	1,055,771	812,984	1.79%	1.79%
$5,000,000 original capital commitment
3.973% limited partnership interest

Washington & Congress Capital Partners, L.P.
(f/k/a Triumph Partners III, L.P.)	1,480,535	1,036,308	2.28%	2.28%
$5,000,000 original capital commitment
.831% limited partnership interest

Total Small Corporate Restructuring	2,776,943	2,065,350	4.55%	4.55%

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS (Unaudited)
(AS RESTATED, NOTE 7), continued
As of June 30, 2006
		Fair Value	Fair Value
Principal		% of	as a
Amount/		Shareholders’	% o f
Cost	Fair Value	Equity(c)	Net Assets(c)
Venture Capital:
Alta California Partners II, L.P.	$1,786,541	$1,562,858	3.45%	3.45%
$4,000,000 original capital commitment
1.783% limited partnership interest

Atlas Venture Fund IV, L.P.	220,357	175,335	0.39%	0.39%
$1,540,000 original capital commitment
.381% limited partnership interest

Bedrock Capital Partners I, L.P.	298,754	244,583	0.54%	0.54%
$5,000,000 original capital commitment
4.189% limited partnership interest

Sprout Capital VIII, L.P.	1,186,032	1,081,577	2.38%	2.38%
$5,000,000 original capital commitment
.667% limited partnership interest

Total Venture Capital	3,491,684	3,064,353	6.76%	6.76%

Total Indirect Investments	26,919,929	31,813,073	70.12%	70.12%

Total Portfolio Investments	$29,968,629	$34,568,073	76.19%	76.19%

(A)
In June 2006, the Trust received net proceeds of $361,469 representing an earn-out payment in connection with the 2005 sale of VS&A Hanley Wood LLC resulting in a realized gain of $363,469 for the quarter ended June 30, 2006.

(B)
In August 2006, the Trust received $452,055 representing the release of a holdback payment in connection with the 2005 sale of VS&A Hanley-Wood LLC. The payment resulted in an increase in escrow receivable and a realized gain of $226,027 as of June 30, 2006.

(C)
The restatement discussed in Note 7 resulted in a change in shareholders’ equity and net assets. The percentages presented in this consolidated schedule of portfolio investments have been restated to reflect the change in shareholders’ equity and net assets. A summary of the principle effects of the restatement on the percentages follows.

As Previously	As
Reported	Restated
Total Direct Investments	5.89%	6.07%
Total Indirect Investments	67.94%	70.12%

Total Portfolio Investments	73.83%	76.19%

There were no changes made to the principal amount/cost or fair value of investments as of June 30, 2006.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS (Unaudited) (AS RESTATED, NOTE 7)

For the Three Months Ended June 30, 2006

The following per share data and ratios have been derived from information provided in the financial statements.

Increase (Decrease) in Net Asset Value

Per Share Operating
Performance:	2006

Net asset value, beginning of period	$411.10

Net investment loss	(2.21)
Net change in net assets from portfolio investments	8.65
Net increase in net assets resulting from operations	6.44

Net asset value, end of period	$417.54

Total investment return	6.26%

Ratios to Average Net Assets:

Expenses	2.96%

Net investment loss	(2.13%)

Supplemental Data:

Net assets, end of period	$45,369,348

Portfolio turnover	0.18%

The accompanying notes are an integral part of these consolidated financial statements.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)

1. Organization and Purpose

The Pacific Corporate Group Private Equity Fund (the “Trust”) is a Delaware business trust, formed on September 22, 1997. The Trust, which began operations on February 9, 1998 (“Commencement of Operations”), is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company.

Pacific Corporate Group LLC, the Adviser Trustee of the Trust (the “Adviser Trustee”), manages the investment policies and operations of the Trust. The Adviser Trustee and four individuals (the “Individual Trustees”), three of whom are non-interested persons as defined in the Investment Company Act of 1940 (the “Independent Trustees”), are responsible for the overall supervision of the Trust. The Adviser Trustee together with the Individual Trustees is referred to herein as the “Trustees.”

The objective of the Trust is to achieve rates of return superior to public market investment alternatives, while reducing risks through the diversification of investments within the private market. The Trust seeks to achieve this objective through selected private market equity and equity-related investments primarily in a portfolio of partnerships (“Indirect Investments”) and, with respect to up to 25% of committed capital, direct investment in private or public operating companies (“Direct Investments”).

Taxable Subsidiaries - The Trust makes certain Indirect Investments and Direct Investments through PEF Indirect, LLC and PEF Direct, Inc., wholly owned subsidiaries of the Trust (the “Taxable Subsidiaries”). The financial statements of the Taxable Subsidiaries are consolidated into the financial statements of the Trust. The Taxable Subsidiaries are subject to corporate federal, state and local income tax. Therefore, income and gains earned by the Taxable Subsidiaries are passed through to the shareholders of the Trust on an after tax basis. The Taxable Subsidiaries were formed for tax purposes primarily to block unrelated business taxable income from certain Indirect Investments and Direct Investments that are structured as partnerships or other flow-through entities.

The Trust is scheduled to terminate on December 31, 2009, subject to extension in the sole discretion of the Trustees, for up to three additional one-year periods.

2. Summary of Significant Accounting Policies

Valuation of Investments - Short-term investments are valued at amortized cost, which approximates market.

Portfolio investments are carried at fair value as determined quarterly by the Adviser Trustee, subject to approval by the Individual Trustees, in accordance with procedures established by the Trustees. In determining the fair value of the Trust’s Indirect Investments, the Adviser Trustee considers, among other things, the valuations provided by the general partners of such investments. The valuations provided by the general partners of such investments are reflected by the fair value of the Trust’s capital account balance for each such Indirect Investment. The capital account balance for each Indirect Investment includes capital contributed by the Trust, distributions received by the Trust and the Trust’s allocated share of the Indirect Investment’s profits and losses, including unrealized profits and losses. Such allocations reflect certain fees and expenses incurred by the Indirect Investment entity and drawn against that entity’s cash position. The Trust’s capital account balance for each Indirect Investment is reviewed by the Adviser Trustee to determine whether it reflects the fair value and may be adjusted at the discretion of the Adviser Trustee. In deriving the fair value of each Indirect Investment, the Adviser Trustee considers, among other factors, an assessment of the amount that the Trust might reasonably expect to receive for an Indirect Investment upon its current sale.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited), continued

The fair value of the Trust’s Direct Investments and securities received from Indirect Investments (“Distributed Investments”) are determined as follows: (i) unrestricted publicly-held securities for which market quotations are readily available are valued at the closing public market price on the valuation date, (ii) restricted publicly-held securities may be valued at a discount from the closing public market price, depending on the circumstances; and (iii) privately-held securities are valued at cost until significant developments affecting the portfolio company provide a basis for change in valuation. Factors considered in arriving at a change in valuation of such privately-held securities include the price of recent transactions in the company's securities, the company's earnings, sales and book value and the amount that the Trust might reasonably expect to receive upon the current sale of such privately-held securities.

The values assigned to portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future circumstances that cannot be determined until the investments are actually liquidated. Because of the inherent uncertainty of valuation, the assigned values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

The Trust’s Direct Investments are restricted as to resale. Additionally, the Trust’s Indirect Investments in limited partnerships may be illiquid due to provisions of the limited partnership agreements restricting the sale of partnership interests.

Security Transactions and Investment Income - Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis.

Loss Realization Policy - In addition to the gains and losses on the sale of investments, the Adviser Trustee considers each quarter whether in its view there has been an impairment of the Trust’s ability to recover all or part of the cost basis of any investment of the Trust that is other than a temporary decline. Without limiting the circumstances under which the Adviser Trustee may otherwise determine to include an investment of the Trust in such a consideration, the Adviser Trustee includes in this consideration any investment of the Trust where any of the following factors are present:

(i) covenant breaches by the relevant company or investment fund;
(ii) departures of key members of management;
(iii) bankruptcy or restructuring of the company or investment fund;
(iv) an investment has been valued below cost for one year or longer; or
(v) investments that are the subject of write-downs of value during the current quarter.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited), continued

Currency Risk - Although the majority of the Trust’s investments are denominated in U.S. dollars, the Trust may invest in securities denominated in currencies other than U.S. dollars, its reporting currency. Consequently, the Trust may be exposed to risk that the exchange rate of the U.S. dollar relative to other currencies may change in a manner which has an adverse effect on the reported value of that portion of the Trust’s assets which are denominated in currencies other than the U.S. dollar.

Income Taxes - As the Trust is treated as a partnership for income tax purposes, the Trust’s income generally is not subject to income taxes. However, gains arising from investments of the Trust owned by the Taxable Subsidiaries are subject to corporate federal, state and local income tax. Income taxes of the Taxable Subsidiaries are accounted for using the asset and liability method. Deferred tax assets and liabilities are recognized for the expected future tax consequences of events that have been reflected in the financial statements based on the difference between the financial statement carrying amounts and the tax basis of assets and liabilities, as well as operating loss and tax credit carryforwards, using applicable enacted tax rates.

During the three months ended June 30, 2006, the Trust recorded a provision for income taxes of $202,000 related to realized and unrealized gains from portfolio investments held by Taxable Subsidiaries. The income tax provision is comprised of a $200,000 federal tax provision, of which $8,000 is a current federal tax provision and $192,000 is a deferred federal tax provision, and a state tax provision of $2,000, all of which is current.

The tax effects of temporary differences that give rise to the deferred tax liability as of June 30, 2006 are primarily related to the fair value of portfolio investments held by the Taxable Subsidiaries in excess of their tax basis.

3. Shareholders’ Equity

In connection with the original issuance of 108,659.8075 shares of beneficial interest (the “Shares”) of the Trust, shareholders contributed capital totaling $110.6 million, including a $500,000 capital contribution from the Adviser Trustee. The Trust paid selling commissions of $1.9 million in connection with the sale of the Shares.

4. Allocation of Net Income and Net Loss

Net income and net loss, other than net income and net loss from Direct Investments, is allocated to all shareholders, including the Adviser Trustee, pro rata based on Shares held.

Additionally, the Adviser Trustee will be allocated, on a cumulative basis over the life of the Trust, 20% of the Trust’s aggregate net income, from Direct Investments, other than “pari passu co-investments” (as described below), and 15% of the aggregate net income from “pari passu co-investments”. For purposes of this allocation, net income is defined as interest and dividends on Direct Investments, plus realized gains, less realized losses, on the sale or other disposition of Direct Investments. The remaining 80% and/or 85% of such net income, and any aggregate net loss, from Direct Investments is allocated to all shareholders including the Adviser Trustee, pro rata based on Shares held.

“Pari passu co-investments” refers to Direct Investments that are co-investments in the same securities and on the same terms alongside general partner managers of Indirect Investments held by the Trust, in transactions involving issuers held by investment vehicles in which the Trust has invested.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited), continued

5. Related Party Transactions

The Adviser Trustee receives a management fee at the annual rate of 1.25% of the aggregate capital commitments to the Trust, reduced by capital returned and realized investment losses. Such fee is determined and payable quarterly in advance. The management fee is reduced by 100% of directors’ fees or other remuneration received by the Adviser Trustee from any portfolio company of the Trust.

As of April 1, 2006, each Independent Trustee receives a $14,375 annual fee, payable quarterly, $725 for each meeting of the Independent Trustees attended, plus out-of-pocket expenses. Additionally, as compensation for services rendered as members of the Audit Committee of the Trust, each Independent Trustee receives an additional $3,600 annual fee, payable quarterly, and $345 for each Audit Committee meeting attended.

The Independent Chairman receives a $4,000 annual fee in recognition of the additional services provided by this Trustee.

The Trust maintains a deferred compensation plan for the benefit of the Independent Trustees, whereby each Independent Trustee may elect to defer all, a portion or none of their compensation for services rendered to the Trust. Such deferred compensation is invested in managed mutual funds and appreciation and income earned thereon is credited to the deferred accounts of the Independent Trustees.

Information concerning the Individual Trustees of the Trust is shown in the attached schedule of Supplemental Information - Individual Trustees.

6. Investment Commitments

As of June 30, 2006, the Trust had unfunded investment commitments of approximately $4.6 million.

7. Restatement

Subsequent to issuance of its June 30, 2006 financial statements, the Trust determined that for certain Direct Investments held by the Taxable Subsidiaries, income tax provisions for the quarterly period ended June 30, 2006 and certain prior periods had not been properly accounted for on the financial statements of the Trust.

As a result, the Trust has restated its consolidated balance sheet, including the consolidated schedule of portfolio investments, as of June 30, 2006, and its consolidated statements of operations and of cash flows for the three months then ended, its consolidated statements of shareholders’ equity for the three months ended June 30, 2006, and its financial highlights for the three months ended June 30, 2006. The restatement adjustments had no effect on the reported fair values or cost of portfolio investments as reported in the consolidated schedule of portfolio investments.

A summary of the principle effects of the restatement follows.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited), continued
Consolidated Balance Sheet	As Previously	As
As of June 30, 2006	Reported	Restated

Income taxes payable	$-	$1,436,268
Deferred tax liability	-	25,000
Total liabilities	610,730	2,071,998

Shareholders’ equity:
Advisor Trustee	215,494	208,770
Beneficial Shareholders	46,615,122	45,160,578
Total shareholders’ equity	46,830,616	45,369,348

Net asset value per share	430.98	417.54

Consolidated Statement of Operations	As Previously	As
For the Three Months Ended June 30, 2006	Reported	Restated

Net realized gain from Direct Investments	$587,496	$589,496
Net change in shareholders’ equity from portfolio
investments before tax	1,139,154	1,141,154
Provision for income taxes on investment gains	-	(202,000)
Net change in shareholders’ equity from portfolio
investments after tax	1,139,154	939,154
Net Increase in Shareholders’ Equity from Operations	899,366	699,366

Consolidated Statement of Changes in Shareholders Equity
For the Three Months Ended June 30, 2006	As Previously	As
	Reported	Restated

Shareholders’ equity as of April 1, 2006	$45,931,250	$44,669,982
Realized gain from investments - net	587,496	589,496
Provision for income taxes on investment gains	-	(202,000)
Net increase in shareholders’ equity from operations	899,366	699,366
Shareholders’ equity as of June 30, 2006	46,830,616	45,369,348

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited), continued

Consolidated Statement of Cash Flows	As Previously	As
For the Three Months Ended June 30, 2006	Reported	Restated

Net increase in shareholders’ equity from operations	$899,366	$699,366
Net realized gain from investments	(587,496)	(589,496)
Proceeds from sale of Direct Investment	361,469	363,469
Decrease in deferred tax asset	-	167,000
Increase in deferred tax liability	-	25,000
Increase in income taxes payable	-	8,000

Consolidated Financial Highlights	As Previously	As
For the Three Months Ended June 30, 2006	Reported	Restated

Net asset value, beginning of the period	$422.71	$411.10
Net change in net assets from portfolio investments	10.48	8.65
Net increase in net asset resulting from operations	8.27	6.44
Net asset value, end of period	430.98	417.54
Total investment return	7.83%	6.26%
Ratio to Average Net Assets:
Expense	2.87%	2.96%
Net investment loss	(2.06%)	(2.13%)
Net assets, end of period	46,830,616	45,369,348

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
SUPPLEMENTAL INFORMATION (UNAUDITED)

1. Individual Trustees

Information concerning the Individual Trustees of the Trust is shown in the chart below.

Name, Address and Age	Position Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director or Nominee for Director	Other Directorships Held by Director or Nominee for Director
Christopher J. Bower 1200 Prospect Street, Suite 200 La Jolla, CA 92037 Age 48	President and Individual Trustee	Indefinite, Since 1998	Chief Executive Officer and Founder of Pacific Corporate Group LLC	1	None
Alan C. Shapiro 1200 Prospect Street, Suite 200 La Jolla, CA 92037 Age 60	Independent Trustee	Indefinite, Since 1998	Ivadelle and Theodore Johnson Professor of Banking and Finance at the Marshall School of Business, University of Southern California	1	Remington Oil and Gas Corp. (NYSE), and Advanced Cell Technology
DeWitt F. Bowman (1) 1200 Prospect Street, Suite 200 La Jolla, CA 92037 Age 75	Independent Chairman	Indefinite, Since 1998	Principal of Pension Investment Consulting	1
Brandes International Fund,
Sycuan Funds, Forward Funds, Wilshire Target Funds, and as a trustee of RREEF America REIT, RREEF America III REIT and the Pacific Gas and Electric Nuclear Decommissioning Trust

Ronald Pelosi 1200 Prospect Street Suite 200 La Jolla, CA 92037 Age 71	Independent Trustee	Indefinite, Since 2003	President of Trenholm Associates	1	None

(1)	Mr. Bowman is the Independent Chairman of the Board of Trustees.

2. Proxy Voting

The Trust adopted the proxy voting policies and procedures of the Adviser Trustee as its own. A description of the Adviser Trustee’s proxy voting policies and procedures is available without charge, by contacting Ms. Samantha Sacks, Director of Finance and Accounting, at (858) 456-6000 and on the Securities and Exchange Commission’s (the “Commission”) website at http://www.sec.gov (in the Trust’s annual report on Form N-CSR for the year ended March 31, 2006).

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The Trust’s proxy voting record is available without charge by contacting Ms. Samantha Sacks, Director of Finance and Accounting, at (858) 456-6000 and on the Commission’s website at http://www.sec.gov (in the Trust’s annual report on Form N-PX for the twelve month period ended June 30, 2006).

3. Form N-Q

The Trust’s Form N-Q, filed semi-annually with the Commission for the period ending on June 30 and December 31 of each year, includes a listing of the Trust’s portfolio investments as of the end of such periods. The Trust’s Form N-Q is available, without charge, by contacting Ms. Samantha Sacks, Director of Finance and Accounting, at (858) 456-6000 and on the Commission’s website at http://www.sec.gov. Additionally, these Forms and other information may be inspected and copied at the public reference facilities maintained by the Commission at Room 1580, 100 F Street, N.E., Washington, D.C. 20549. The public may obtain information on the operation of the Public Reference Room by calling the Commission at 1-800-SEC-0330.

4. Continuation of Management Arrangements

The Board of Trustees of the Trust, including a majority of the Independent Trustees, has the responsibility under the Investment Company Act to approve the Trust’s proposed Management Agreement for its initial two year term and its continuation annually thereafter at a meeting of the Board called for the purpose of voting on the approval or continuation.1  At a meeting held in person on May 18, 2006, the Management Agreement with Pacific Corporate Group LLC, the Fund’s management company and adviser trustee (“PCG”), was discussed and was unanimously continued for a one-year term by the Trust’s Board, including the Independent Trustees. At such meeting, the Board, including the Independent Trustees, also approved Articles IV and VI of the Trust’s Second Amended and Restated Declaration of Trust (the “Declaration of Trust”), which Articles set forth certain management powers of, and the payment of certain fees (as described below) to, PCG as adviser trustee of the Trust. The Independent Trustees were represented by independent counsel who assisted them in their deliberations during the Board meeting and executive session.

In considering whether to continue the Trust’s Management Agreement and other management arrangements, the Board reviewed materials provided by PCG, Trust counsel and independent counsel, which included, among other things, (i) fee information of other comparable funds-of-funds (“Comparable Funds”), (ii) a profitability analysis of PCG in providing services under the Management Agreement and information regarding PCG’s financial condition, (iii) information regarding PCG’s performance and (iv) memoranda outlining the legal duties of the Board. The Board considered factors relating to both the selection of the manager and the approval of the management fee when reviewing the Management Agreement and other management arrangements. In particular, the Board considered the following:

1  The Trust’s shareholders most recently approved the Management Agreement at a special meeting held in August 2001 in connection with the acquisition of ownership interests in PCG by several members of PCG’s management.

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(i) The nature, extent and quality of services to be provided by PCG. The Trustees reviewed the services that PCG provides to the Trust, including, but not limited to, providing (i) ongoing monitoring and information regarding the Trust’s investments, (ii) a well developed due diligence process for any follow-on investment opportunities, (iii) well established risk management policies and (iv) pro-active monitoring, reporting and valuation mechanisms. The Board considered PCG’s ability to continue to perform the services required of it by the Trust, including PCG’s financial condition and whether PCG had the financial and other resources necessary to continue to carry out its functions under its management arrangements with the Trust. The Trustees also discussed with officers of the Trust and PCG the amount of time PCG dedicated to the Trust during the previous year. Additionally, the Trustees considered the services provided by PCG to other funds and investment vehicles that it manages.

The Board noted that as a limited life private equity fund registered under the Investment Company Act investing in Direct Investments and Indirect Investments (as each term is defined above in Note 1 to the Trust’s financial statements), the Trust was a somewhat unique investment vehicle. It was noted that PCG had developed reporting, valuation and other procedures that were customized to the needs of the Trust. It was also noted that PCG had expertise in administering such procedures. The Board also noted the robust compliance program of PCG as well as PCG’s role in developing the Trust’s compliance program.

In addition, the Board considered the size, education, background and experience of PCG’s staff. They also took into consideration PCG’s quality of service and longevity in the industry. The Board further noted that PCG was responsive to the requests of the Trustees, including requests from the Trust’s Independent Chairman, and that PCG had implemented procedures designed to address requests of the Trustees. Lastly, the Trustees reviewed PCG’s ability to attract and retain quality and experienced personnel.

The Trustees concluded that the scope of services provided by PCG to the Trust, including compliance with regulatory and tax reporting requirements and investment restrictions, was consistent with the nature, extent and quality of services expected of a manager of an investment vehicle such as the Trust, and that the level of services provided by PCG had not diminished over the past year.

(ii) Investment performance of the Trust and PCG. The Trustees reviewed the past investment performance of the Trust, both on an absolute basis and as compared to other funds that had invested in similar investments made in the same vintage years, as well as general market indices. The Trustees noted that the Trust had performed satisfactorily, particularly when compared to the performance of other private equity funds that had invested their capital over the same time frame as the Trust.

The Trustees then reviewed PCG’s performance with respect to the funds and other clients for which it provides investment advisory services. In particular, the Trustees reviewed the schedule of rates of return of the co-investments and partnership investments recommended by PCG in which its clients invested for the fourteen-year period ended December 31, 2003, the most recent data available for which schedules were examined by an independent public accounting firm. The Trustees recognized that past performance is not an indicator of future performance, but determined that such information was relevant and found that PCG had the necessary expertise to manage the Trust in accordance with its investment objectives and strategies. The Trustees determined that Trust performance was satisfactory.

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(iii) Cost of the services to be provided and profits to be realized by PCG from the relationship with the Trust. Next, the Trustees considered the cost of the services provided by PCG. As part of their analysis, the Trustees gave substantial consideration to the fees payable to PCG. The Trustees noted that PCG’s management fee is determined as a percentage of total capital commitments of the Trust less any distributions of capital and realized investment losses. They further noted that out of its management fee, PCG pays a quarterly shareholder servicing fee to the Trust’s placement agent. In addition, the Trustees considered that pursuant to the Trust’s Declaration of Trust, PCG is entitled to a potential carried interest in the profits generated by the Trust’s Direct Investments. The Trustees noted that PCG is not entitled to a carried interest with respect to the profits generated by the Trust’s Indirect Investments.

In reviewing the management fee, the Trustees considered the management fees of the Comparable Funds. It was noted to the Trustees, however, that many of the Comparable Funds do not make Direct Investments and none of the Comparable Funds is registered under the Investment Company Act. Further, it was noted that unlike the Comparable Funds, the Trust’s registration under the Investment Company Act resulted in additional potential liabilities for PCG as well as uncertainty as to the term of the advisory engagement as a result of the Investment Company Act’s annual approval requirements. It was also noted that, unlike the Trust, as private funds many of the Comparable Funds likely did not have boards of trustees that the Comparable Funds’ managers met with and reported to on a quarterly or more frequent basis. The Trustees also considered that unlike certain of the Comparable Funds, the Trust’s shares are held primarily by individuals, generally resulting in greater compliance and administrative costs than may be the case for such Comparable Funds. The Board also noted that several of the Comparable Funds were “specified funds-of-funds” involving investments into a limited number of underlying funds that were specified in the offering documents of the relevant Comparable Funds. In addition, the Trustees considered the fact that PCG receives a carried interest only with regard to Direct Investments while certain of the Comparable Funds receive a carried interest with regard to Indirect Investments. Finally, when comparing the management fees payable by certain of the Comparable Funds with the fee payable by the Trust, it was noted that the management fee payable by the Trust decreased from the prior year and would continue to decrease as a result of the manner in which the fee is calculated (i.e., as a percentage of total capital commitments less any distributions of capital and realized investment losses).

The Board also considered the fees charged by PCG to the other funds and investment vehicles for which it provides advisory services.

Based upon the foregoing, the Trustees concluded that PCG’s management fee and carried interest entitlement were reasonable, compared to those of the Comparable Funds and the fees charged by PCG to other funds and private equity vehicles for which it provides advisory services, based upon the nature and quality of services provided and the unusual characteristics of the Trust.

The Trustees also reviewed information regarding the profitability to PCG of its relationship with the Trust and regarding PCG’s financial condition. The Board considered the level of PCG’s profits and whether the profits were reasonable for PCG. The profitability analysis took into consideration a review of PCG’s methodology for determining overhead expenses. These overhead expenses include the payment of all compensation of, and furnishing office space for, officers and employees of the Trust necessary for the operation of the Trust, as well as the compensation of all Trustees who are affiliated persons of PCG or any of its affiliates. Representatives of PCG indicated that the allocation of labor expenses is based upon the time spent on Trust matters. The Trustees found that the profits realized by PCG from its relationship with the Trust were reasonable and consistent with fiduciary duties.

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The Trustees also found that PCG had the financial resources necessary to continue to carry out PCG’s functions under its management arrangements with the Trust.

(iv) The extent to which economies of scale would be realized as the Trust grows and whether fee levels would reflect such economies of scale. An additional factor that the applicable regulations under the Investment Company Act indicate that a board should consider is the extent to which economies of scale would be realized as the Trust grows and whether fees levels would reflect such economies of scale. The Trust’s management fee is based upon committed capital as reduced by returns of capital and realized investment losses. In addition, as a limited life vehicle, the Trust has and will continue to return capital to investors over its term and has no present intention of selling additional shares and/or raising additional capital. As a result, the Trustees did not make a determination as to whether economies of scale would be realized as the Trust grows because they determined that such factor is not relevant with respect to the Trust. Because the Trust will not experience any further growth in its capital commitments, it will not realize economies of scale.

In approving the continuation of the Trust’s management arrangements, no single factor was determinative to the decision of the Board. Rather, after weighing all of the reasons discussed above, the Board, including the Independent Trustees, unanimously approved the continuation of the Management Agreement and other management arrangements.

The Pacific Corporate Group
Private Equity Fund
1200 Prospect Street, Suite 200
La Jolla, CA 92037